                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07657

                       Oppenheimer Developing Markets Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/28/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                    Shares            Value
                                                               ---------------   ---------------
COMMON STOCKS--98.1%
CONSUMER DISCRETIONARY--9.1%
AUTOMOBILES--0.8%
PT Astra International Tbk                                          21,256,000   $    96,215,723
                                                                                 ---------------
DISTRIBUTORS--0.6%
CFAO                                                                 2,375,725        68,989,241
                                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES--0.6%
Anhanguera Educacional Participacoes SA                                382,967         5,467,188
Estacio Participacoes SA                                               618,000         6,615,163
MegaStudy Co. Ltd.(1, 2)                                               450,481        61,186,668
                                                                                 ---------------
                                                                                      73,269,019
                                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Ctrip.com International Ltd., ADR(2)                                 1,848,000        72,792,720
Jollibee Foods Corp.                                                31,665,700        41,805,166
                                                                                 ---------------
                                                                                     114,597,886
                                                                                 ---------------
HOUSEHOLD DURABLES--1.6%
Corporacion GEO SA de CV, Series B(2)                               14,781,900        40,800,926
Cyrela Brazil Realty SA Empreendimentos e Participacoes              7,375,100        79,716,528
MRV Engenharia e Participacoes SA                                    8,759,000        56,969,106
SARE Holding SA de CV, Cl. B(1, 2)                                  36,930,070         9,116,066
                                                                                 ---------------
                                                                                     186,602,626
                                                                                 ---------------
INTERNET & CATALOG RETAIL--0.4%
B2W Compania Global do Varejo                                        3,249,000        54,584,274
                                                                                 ---------------
MEDIA--2.8%
Grupo Televisa SA, Sponsored GDR                                     6,490,293       120,654,547
Net Servicos de Comunicacao SA, Preference(2)                        4,731,571        47,726,471
Television Broadcasts Ltd.                                           8,320,100        36,325,316
Zee Entertainment Enterprises Ltd.                                  21,238,910       128,292,316
                                                                                 ---------------
                                                                                     332,998,650
                                                                                 ---------------
MULTILINE RETAIL--1.3%
Lojas Americanas SA, Preference(1)                                  23,988,900       161,314,361
                                                                                 ---------------
CONSUMER STAPLES--20.5%
BEVERAGES--7.6%
Anadolu Efes Biracilik ve Malt Sanayii AS                            3,090,670        34,868,833
Carlsberg AS, Cl. B                                                  1,504,100       113,599,689
Companhia de Bebidas das Americas, Sponsored ADR, Preference         1,016,500        97,929,610
East African Breweries Ltd.                                          3,280,648         7,240,051
Fomento Economico Mexicano SA de CV, Sponsored ADR                   2,124,700        89,619,846
Fomento Economico Mexicano SA de CV, UBD                            30,769,800       130,050,799
Grupo Modelo SA de CV, Series C                                     24,083,300       131,383,785
Nigerian Breweries plc                                              42,229,808        17,941,042
SABMiller plc                                                       10,186,460       287,405,219
                                                                                 ---------------
                                                                                     910,038,874
                                                                                 ---------------
FOOD & STAPLES RETAILING--8.2%
Almacenes Exito SA                                                   1,828,132        16,663,192
Almacenes Exito SA, GDR(3)                                           2,844,661        25,616,172
BIM Birlesik Magazalar AS                                            2,665,580        71,770,533


                    1 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                    Shares            Value
                                                               ---------------   ---------------
COMMON STOCKS CONTINUED
FOOD & STAPLES RETAILING CONTINUED
Cencosud SA                                                         33,434,968   $   140,745,594
China Resources Enterprise Ltd.                                     38,723,000       131,290,571
Dairy Farm International Holdings Ltd.                               5,743,000        36,180,900
Magnit                                                               3,698,254       295,860,320
Shinsegae Department Store Co.                                         325,375       127,440,603
Wal-Mart de Mexico SAB de CV, Series V                              57,016,336       127,286,334
Wumart Stores, Inc.                                                  5,176,000         9,757,064
                                                                                 ---------------
                                                                                     982,611,283
                                                                                 ---------------
FOOD PRODUCTS--0.2%
Tingyi Holding Corp. (Cayman Islands)                               12,202,000        26,820,385
                                                                                 ---------------
HOUSEHOLD PRODUCTS--1.6%
Hindustan Unilever Ltd.                                             26,386,490       134,565,690
Unilever Indonesia Tbk                                              35,405,000        58,499,902
                                                                                 ---------------
                                                                                     193,065,592
                                                                                 ---------------
PERSONAL PRODUCTS--2.7%
Colgate-Palmolive (India) Ltd.                                       1,878,851        29,722,292
Natura Cosmeticos SA                                                13,330,200       276,853,761
Oriflame Cosmetics SA                                                  237,868        11,785,017
                                                                                 ---------------
                                                                                     318,361,070
                                                                                 ---------------
TOBACCO--0.2%
Eastern Tobacco Co.                                                    986,802        21,001,797
                                                                                 ---------------
ENERGY--12.9%
ENERGY EQUIPMENT & SERVICES--1.1%
Tenaris SA, ADR                                                      3,607,667       133,916,599
                                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS--11.8%
Cairn Energy plc(2)                                                 16,900,758        98,030,067
China Shenhua Energy Co. Ltd.                                       17,612,500        70,221,222
CNOOC Ltd.                                                         163,699,000       256,247,361
DNO International ASA(2)                                            33,311,244        40,182,217
Niko Resources Ltd.                                                    653,200        63,973,132
NovaTek OAO, Sponsored GDR(3)                                        1,276,339        92,361,232
NovaTek OAO, Sponsored GDR                                           1,428,000       103,336,056
Pacific Rubiales Energy Corp.(2)                                     3,227,700        67,167,075
PetroChina Co. Ltd.                                                 97,242,000       104,531,036
Petroleo Brasileiro SA, Sponsored ADR                               12,311,900       381,299,543
Tullow Oil plc                                                       8,154,407       131,722,406
                                                                                 ---------------
                                                                                   1,409,071,347
                                                                                 ---------------
FINANCIALS--17.9%
CAPITAL MARKETS--0.4%
Eqyptian Financial Group-Hermes Holding SAE                         10,388,111        52,711,404
                                                                                 ---------------
COMMERCIAL BANKS--8.5%
Banco Santander Chile SA                                           518,460,500        31,513,786
Bancolombia SA, Sponsored ADR                                        1,770,400        84,660,528
Commercial International Bank                                       11,696,773       147,077,621
Credicorp Ltd.                                                         779,900        68,857,371
HDFC Bank Ltd., ADR                                                  2,323,358       322,946,762
ICICI Bank Ltd., Sponsored ADR                                       2,869,900       105,583,621


                    2 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                    Shares            Value
                                                               ---------------   ---------------
COMMON STOCKS CONTINUED
COMMERCIAL BANKS CONTINUED
PT Bank Central Asia Tbk                                           108,965,600   $    62,969,880
Siam Commercial Bank Public Co. Ltd.                                 8,395,300        20,638,959
Standard Bank Group Ltd.                                            11,123,103       155,976,467
Yapi ve Kredi Bankasi AS(2)                                          6,211,546        16,154,669
                                                                                 ---------------
                                                                                   1,016,379,664
                                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
BM&F BOVESPA SA                                                     15,754,098       106,286,432
Bolsa Mexicana de Valores SA                                         1,797,417         2,691,327
Haci Omer Sabanci Holding AS                                        15,348,653        63,526,328
Hong Kong Exchanges & Clearing Ltd.                                 15,396,000       237,992,752
JSE Ltd.                                                               741,231         6,415,351
                                                                                 ---------------
                                                                                     416,912,190
                                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--3.9%
Hang Lung Development Co.                                            9,453,000        44,597,393
Hang Lung Properties Ltd.                                           50,265,000       175,545,099
Multiplan Empreendimentos Imobiliarios SA                            2,786,300        50,235,565
SM Prime Holdings, Inc.(1)                                         869,734,137       195,992,560
                                                                                 ---------------
                                                                                     466,370,617
                                                                                 ---------------
THRIFTS & MORTGAGE FINANCE--1.6%
Housing Development Finance Corp. Ltd.                               3,109,517       186,508,290
                                                                                 ---------------
HEALTH CARE--1.5%
HEALTH CARE PROVIDERS & SERVICES--0.6%
Diagnosticos da America                                              9,129,000        75,326,515
                                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES--0.5%
Divi's Laboratories Ltd.                                             4,047,368        63,636,790
                                                                                 ---------------
PHARMACEUTICALS--0.4%
Sun Pharmaceutical Industries Ltd.                                   1,237,000        43,400,928
                                                                                 ---------------
INDUSTRIALS--3.5%
AEROSPACE & DEFENSE--0.9%
Empresa Brasileira de Aeronautica SA, ADR                            4,981,487       108,496,787
                                                                                 ---------------
CONSTRUCTION & ENGINEERING--0.4%
GS Engineering & Construction Corp.                                    383,272        22,980,413
Impulsora del Desarrollo y el Empleo en America Latina
   SA de CV(2)                                                      23,001,000        27,409,688
                                                                                 ---------------
                                                                                      50,390,101
                                                                                 ---------------
INDUSTRIAL CONGLOMERATES--1.4%
Enka Insaat ve Sanayi AS                                            34,392,896       114,309,839
SM Investments Corp.                                                 6,486,150        55,491,659
                                                                                 ---------------
                                                                                     169,801,498
                                                                                 ---------------
MACHINERY--0.2%
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares                  41,264,662        19,229,332
                                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE--0.6%
DP World Ltd.                                                      146,823,078        65,336,270
                                                                                 ---------------
INFORMATION TECHNOLOGY--17.4%
COMMUNICATIONS EQUIPMENT--0.9%
High Tech Computer Corp.                                             8,017,800       108,347,050
                                                                                 ---------------


                    3 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                    Shares            Value
                                                               ---------------   ---------------
COMMON STOCKS CONTINUED
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Synnex Technology International Corp.                               20,546,826   $    44,475,113
                                                                                 ---------------
INTERNET SOFTWARE & SERVICES--4.7%
Baidu, Inc., ADR(2)                                                  1,200,400        87,881,284
NHN Corp.(2)                                                         2,177,865       313,418,048
Sohu.com, Inc.(1, 2)                                                 1,961,900        86,715,980
Tencent Holdings Ltd.                                                3,548,000        67,537,353
                                                                                 ---------------
                                                                                     555,552,665
                                                                                 ---------------
IT SERVICES--5.2%
Infosys Technologies Ltd.                                            8,505,021       488,667,067
Tata Consultancy Services Ltd.                                       7,073,006       113,708,035
Travelsky Technology Ltd., Cl. H                                    25,033,000        17,415,083
                                                                                 ---------------
                                                                                     619,790,185
                                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.2%
Epistar Corp.(1)                                                    47,819,000       142,170,965
MediaTek, Inc.                                                      22,364,379       358,040,897
Taiwan Semiconductor Manufacturing Co. Ltd.                        133,542,429       243,884,038
                                                                                 ---------------
                                                                                     744,095,900
                                                                                 ---------------
MATERIALS--7.3%
CHEMICALS--0.2%
Asian Paints Ltd.                                                      324,800        14,719,548
Sociedad Quimica y Minera Chile SA, Sponsored ADR                      420,300        14,101,065
                                                                                 ---------------
                                                                                      28,820,613
                                                                                 ---------------
METALS & MINING--7.1%
Anglo American plc(2)                                                6,622,437       253,957,525
Anglo Platinum Ltd.(2)                                               1,349,097       136,489,356
Antofagasta plc                                                        460,420         5,862,025
Impala Platinum Holdings Ltd.                                        9,540,954       240,155,022
Vale SA, Sponsored ADR, Preference                                   9,176,200       211,511,410
                                                                                 ---------------
                                                                                     847,975,338
                                                                                 ---------------
TELECOMMUNICATION SERVICES--8.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
PT Telekomunikasi Indonesia Tbk                                    127,254,900       105,066,512
                                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES--7.1%
America Movil SAB de CV, ADR, Series L                               8,785,700       415,915,038
China Mobile Ltd.                                                   18,981,000       176,764,014
MTN Group Ltd.                                                       9,476,500       132,840,557
Orascom Telecom Holding SAE                                         65,283,566        62,400,016
Philippine Long Distance Telephone Co.                               1,119,420        58,145,396
                                                                                 ---------------
                                                                                     846,065,021
                                                                                 ---------------
Total Common Stocks (Cost $9,479,891,129)                                         11,718,147,510
                                                                                 ---------------
STRUCTURED SECURITIES--0.1%
UBS AG, Vietnam Dairy Products JSC Equity Linked Nts.(3)
(Cost $12,676,830)                                                   2,655,830        12,580,247


                    4 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

                                                                    Shares            Value
                                                               ---------------   ---------------
INVESTMENT COMPANIES--1.6%
JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares, 0.00%(4)                                           2,054,882   $     2,054,882
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.23%(1, 4)                                              187,139,580       187,139,580
                                                                                 ---------------
Total Investment Companies (Cost $189,194,462)                                       189,194,462
                                                                                 ---------------
TOTAL INVESTMENTS, AT VALUE (COST $9,681,762,421)                         99.8%   11,919,922,219
Other Assets Net of Liabilities                                            0.2        27,261,831
                                                                   -----------   ---------------
Net Assets                                                               100.0%  $11,947,184,050
                                                                   ===========   ===============

Footnotes to Statement of Investments

* May 28, 2010 represents the last business day of the Fund's quarterly period. See accompanying Notes.


                    5 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS             GROSS          SHARES
                                                     AUGUST 31, 2009     ADDITIONS         REDUCTIONS    MAY 28, 2010
                                                     ---------------   -------------     -------------   ------------
Epistar Corp.                                           28,169,000        29,750,000(b)     10,100,000     47,819,000
Lojas Americanas SA, Preference                         22,404,300         7,249,600         5,665,000     23,988,900
MegaStudy Co. Ltd.                                              --           450,481                --        450,481
Oppenheimer Institutional Money Market Fund, Cl. E     408,045,867     2,062,873,757     2,283,780,044    187,139,580
Orascom Telecom Holding SAE(a)                          20,747,715       161,712,189       117,176,338     65,283,566
SARE Holding SA de CV, Cl. B                            35,824,170         1,105,900                --     36,930,070
SINA Corp.                                               2,948,662           852,800         3,801,462             --
SM Prime Holdings, Inc.                                684,173,737       185,560,400                --    869,734,137
Sohu.com, Inc.                                             538,500         1,423,400                --      1,961,900
Travelsky Technology Ltd., Cl. H(a)                     30,715,000         2,609,000         8,291,000     25,033,000
Zee Entertainment Enterprises Ltd.(a)                   20,276,473         2,956,500         1,994,063     21,238,910

                                                                                     REALIZED
                                                         VALUE          INCOME      GAIN (LOSS)
                                                     ------------     ----------   ------------
Epistar Corp.                                        $142,170,965     $       --   $ 12,903,267
Lojas Americanas SA, Preference                       161,314,361        562,058     (2,531,663)
MegaStudy Co. Ltd.                                     61,186,668             --             --
Oppenheimer Institutional Money Market Fund, Cl. E    187,139,580        638,171             --
Orascom Telecom Holding SAE(a)                                 --(c)      57,093    (69,461,927)
SARE Holding SA de CV, Cl. B                            9,116,066             --             --
SINA Corp.                                                     --             --     11,236,974
SM Prime Holdings, Inc.                               195,992,560      3,501,345             --
Sohu.com, Inc.                                         86,715,980             --             --
Travelsky Technology Ltd., Cl. H(a)                            --(c)     442,196     (2,726,437)
Zee Entertainment Enterprises Ltd.(a)                          --(c)     954,129        185,144
                                                     ------------     ----------   ------------
                                                     $843,636,180     $6,154,992   $(50,394,642)
                                                     ============     ==========   ============

(a.) No longer an affiliate as of May 28, 2010.

(b.) All or a portion is the result of a corporate action.

(c.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(2.) Non-income producing security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $130,557,651 or 1.09% of the Fund's net assets as of May 28, 2010.

(4.) Rate shown is the 7-day yield as of May 28, 2010.


                    6 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of May 28, 2010 based on valuation input level:

                                                          LEVEL 2--
                                         LEVEL 1--          OTHER         LEVEL 3--
                                        UNADJUSTED       SIGNIFICANT     SIGNIFICANT
                                          QUOTED         OBSERVABLE     UNOBSERVABLE
                                          PRICES           INPUTS          INPUTS           VALUE
                                      --------------   --------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary             $  733,887,832   $  354,683,948        $--       $ 1,088,571,780
   Consumer Staples                    1,852,235,249      599,663,752         --         2,451,899,001
   Energy                                778,078,755      764,909,191         --         1,542,987,946
   Financials                            972,564,417    1,166,317,748         --         2,138,882,165
   Health Care                            75,326,515      107,037,718         --           182,364,233
   Industrials                           220,472,077      192,781,911         --           413,253,988
   Information Technology                174,597,264    1,897,663,649         --         2,072,260,913
   Materials                             376,821,379      499,974,572         --           876,795,951
   Telecommunication Services            774,367,519      176,764,014         --           951,131,533
Structured Securities                             --       12,580,247         --            12,580,247
Investment Companies                     189,194,462               --         --           189,194,462
                                      --------------   --------------        ---       ---------------
Total Investments, at Value            6,147,545,469    5,772,376,750         --        11,919,922,219
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts               --           31,321         --                31,321
                                      --------------   --------------        ---       ---------------
Total Assets                          $6,147,545,469   $5,772,408,071        $--       $11,919,953,540
                                      --------------   --------------        ---       ---------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts   $           --   $          (87)       $--       $           (87)
                                      --------------   --------------        ---       ---------------
Total Liabilities                     $           --   $          (87)       $--       $           (87)
                                      --------------   --------------        ---       ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:


                    7 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

Geographic Holdings              Value       Percent
-------------------        ---------------   -------
Brazil                     $ 1,720,332,714     14.4%
India                        1,631,751,339     13.7
Hong Kong                    1,163,293,542      9.8
Mexico                       1,094,928,356      9.2
Taiwan                         896,918,063      7.5
United Kingdom                 776,977,242      6.5
South Africa                   671,876,753      5.6
Korea, Republic of South       525,025,732      4.4
Russia                         491,557,608      4.1
Philippines                    351,434,781      2.9
Indonesia                      322,752,017      2.7
Turkey                         300,630,202      2.5
Egypt                          283,190,838      2.4
United States                  275,910,442      2.3
China                          189,415,421      1.6
Chile                          186,360,445      1.6
Cayman Islands                 182,239,022      1.5
Luxembourg                     145,701,616      1.2
Canada                         131,140,207      1.1
Colombia                       126,939,892      1.1
Denmark                        113,599,689      1.0
France                          68,989,241      0.6
Peru                            68,857,371      0.6
United Arab Emirates            65,336,270      0.5
Norway                          40,182,217      0.3
Bermuda                         36,180,900      0.3
Thailand                        20,638,959      0.2
Nigeria                         17,941,042      0.2
Vietnam                         12,580,247      0.1
Kenya                            7,240,051      0.1
                           ---------------    -----
Total                      $11,919,922,219    100.0%
                           ===============    =====

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 28, 2010 ARE AS FOLLOWS:

                                                               CONTRACT
                                                                AMOUNT        EXPIRATION                  UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION                BUY/SELL      (000'S)          DATES          VALUE     APPRECIATION   DEPRECIATION
---------------------------------                --------   -------------   -------------   ----------   ------------   ------------
CITIGROUP
Danish Krone (DKK)                                 Sell        21,731 DKK          6/1/10   $3,584,294      $ 1,213          $--
DEUTSCHE BANK CAPITAL CORP.
Danish Krone (DKK)                                 Sell        47,038 DKK          6/1/10    7,758,205        3,008           --
DIRECT BUY
Vietnam Dong (VND)                                  Buy     1,919,299 VND   6/1/10-6/7/10      100,928           --           87
JP MORGAN CHASE
British Pound Sterling (GBP)                        Buy         4,211 GBP          6/1/10    6,089,830       27,100           --
                                                                                                            -------          ---
Total unrealized appreciation and depreciation                                                              $31,321          $87
                                                                                                            =======          ===


                    8 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since May 28, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's statement of investments has been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.


                    9 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.


                    10 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 28, 2010 (Unaudited)*

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 28, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $9,754,677,866
Federal tax cost of other investments       27,300,521
                                        --------------
Total federal tax cost                  $9,781,978,387
                                        ==============
Gross unrealized appreciation           $2,672,064,872
Gross unrealized depreciation             (512,603,514)
                                        --------------
Net unrealized appreciation             $2,159,461,358
                                        ==============


                    11 | Oppenheimer Developing Markets Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/28/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/07/2010